Investments - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Schedule of Investments [Line Items]
Commercial Mortgage Loan		$ 1,139,000,000	$ 1,509,000,000
Other-than-temporary impairment losses included in accumulated other comprehensive income		0
Taxable exchanges		3,000,000	72,400,000
Commercial Mortgage Loans
Schedule of Investments [Line Items]
Allowance for credit losses		0	0
Impaired loans		0	0
Commitments to fund borrowers troubled debt restructuring		0	0
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Other-than-temporary impairment losses		$ 0	$ 0
Predecessor | Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Other-than-temporary impairment losses	$ 0			$ 2,000